Liquidity and Capital Resources - Additional Information (Detail) (USD $)	1 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended						1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended					1 Months Ended				1 Months Ended	4 Months Ended		4 Months Ended		4 Months Ended																1 Months Ended	9 Months Ended				9 Months Ended
	Sep. 25, 2012	May 25, 2012	May 18, 2012	Sep. 30, 2013	Dec. 30, 2012	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 11, 2013 Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series J Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series J Redeemable Convertible Preferred Stock [Member]	May 25, 2012 Series G Preferred Units [Member]	Dec. 31, 2012 Series G Preferred Units [Member]	May 25, 2012 Series H Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series H Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series H Redeemable Convertible Preferred Stock [Member]	Sep. 25, 2012 Series H Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series H Redeemable Convertible Preferred Stock [Member]	May 25, 2012 Series I Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series I Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series I Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series I Redeemable Convertible Preferred Stock [Member]	Sep. 11, 2013 Holdings II [Member] Series J Redeemable Convertible Preferred Stock [Member]	May 18, 2012 Holdings II [Member] Series G Preferred Units [Member]	Sep. 11, 2013 PCA Holdings [Member] Series J Redeemable Convertible Preferred Stock [Member]	May 18, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	Sep. 11, 2013 Riverwood Holdings [Member] Series J Redeemable Convertible Preferred Stock [Member]	May 18, 2012 Leon Wagner [Member] Series G Preferred Units [Member]	May 18, 2012 Accredited Investors [Member] Series G Preferred Units [Member]	May 18, 2012 Continental Company [Member] Series G Preferred Units [Member]	Sep. 25, 2012 Portman [Member]	Sep. 30, 2012 Cleantech A [Member]	Sep. 25, 2012 Cleantech A [Member]	Sep. 25, 2012 Cleantech A [Member] Series H Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2012 Cleantech B [Member]	Sep. 25, 2012 Cleantech B [Member]	Sep. 25, 2012 Cleantech B [Member] Series H Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Mar. 31, 2013 Wells Fargo ABL [Member]	Sep. 30, 2013 Wells Fargo ABL [Member]	Dec. 31, 2012 Wells Fargo ABL [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Minimum [Member]	Dec. 31, 2012 Wells Fargo ABL [Member] Minimum [Member]	Sep. 30, 2013 Wells Fargo ABL Amendment No. 6 [Member]	Mar. 31, 2013 Wells Fargo ABL Amendment No. 6 [Member]	Sep. 30, 2013 Wells Fargo ABL Amendment No. 6 [Member] Maximum [Member]	Mar. 31, 2013 Wells Fargo ABL Amendment No. 6 [Member] Maximum [Member]
Liquidity And Capital Resources [Line Items]
Cash and cash equivalents				$ 10,292,524		$ 15,834,077	$ 20,535,127	$ 3,071,673	$ 14,489,700	$ 267,048
Restricted cash under asset-based revolving credit facility				5,000,000		5,000,000		5,000,000																																							5,000,000	5,000,000
Maximum borrowing capacity under credit facility																																															50,000,000	50,000,000			47,500,000	47,500,000	10,000,000	10,000,000
Maximum borrowing percentage of accounts receivable invoices																																															85.00%	85.00%
Credit facility restricted cash and cash equivalents computation eligible inventory maximum																																															7,500,000	7,500,000
Description of Line of Credit with Wells Fargo ABL				The Wells Fargo ABL provides the Company with a borrowing capacity of up to $50.0 million, which capacity is equal to the sum of (i) 85% of its eligible accounts receivable plus up to $7.5 million of eligible inventory, less certain reserves established against such accounts receivable and inventory by Wells Fargo from time to time pursuant to the Wells Fargo ABL, plus (ii) unrestricted cash held in a Wells Fargo deposit account (“Qualified Cash”), plus (iii) the amount of the Second Lien Letter of Credit Facility with Ares Capital Corporation (“Ares Capital”), pledged in favor of Wells Fargo (the “Ares Letter of Credit Facility”) for the benefit of the Company (collectively, the “Borrowing Base”). The Company is at all times required to maintain (i) a Borrowing Base that exceeds the amount of its outstanding borrowings under the Wells Fargo ABL by at least $5.0 million and (ii) $5.0 million in Qualified Cash. The Company would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing under the Wells Fargo ABL.		The Wells Fargo ABL provides the Company with a borrowing capacity of up to $50.0 million, which capacity is equal to the sum of (i) 85% of its eligible accounts receivable plus up to $7.5 million of eligible inventory, less certain reserves established against such accounts receivable and inventory by Wells Fargo from time to time pursuant to the Wells Fargo ABL, plus (ii) unrestricted cash held in a Wells Fargo deposit account (“Qualified Cash”), plus (iii) the amount of the Second Lien Letter of Credit Facility with Ares Capital Corporation (“Ares Capital”), pledged in favor of Wells Fargo (the “Ares Letter of Credit Facility”) for the benefit of the Company (collectively, the “Borrowing Base”). The Company is at all times required to maintain (i) a Borrowing Base that exceeds the amount of its outstanding borrowings under the Wells Fargo ABL by at least $5.0 million and (ii) $5.0 million in Qualified Cash. The Company would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing under the Wells Fargo ABL.
Required to maintain minimum excess of borrowing availability						1,501,724		34,227,288																																							30,500,000	1,500,000	5,000,000	5,000,000
Available borrowing with certain specified EBITDA Requirements																																																	2,000,000	2,000,000
Amount outstanding under credit facility																																															30,500,000	1,500,000
Remaining borrowing capacity																																															14,100,000	48,500,000	2,000,000
Units issued during period															18,250											2,000		6,000		5,000	250	5,000
Proceeds from Units issue															18,300,000											2,000,000		6,000,000		5,000,000	250,000	5,000,000
Common stock in One Series G Unit			83
Series G Preferred Stock in One Series G Unit			1
Issuance of preferred stock											17,394	17,394	0			60,705	113,643	113,643	49,000		6,364	62,365	62,365	0	12,500		2,500		2,394				24,500			20,862			3,638
Fair value per share		$ 1,000									$ 1,000								$ 1,000						$ 1,000															$ 0.59	$ 1.91	$ 0.29	$ 1.24	$ 3.29	$ 2.28
Gross proceeds	49,000,000	67,100,000									17,400,000														17,400,000
Right to purchase common stock at a variable exercise price, shares		18,092,511																															4,000,000		3,406,041			593,959
Convertible shares of series G														52,358
Shares issued upon conversion of series G preferred stock																4,346					50,001
Preferred stock subscription agreement date	Sep. 25, 2012
Warrants issued to purchase common stock, exercise price	0.72
Promissory note issue																																		20,900,000			3,600,000
Promissory note bear interest						0.00%
Sufficient capital to fund operations in term of months				12 months	12 months
Maturity date of wells Fargo																																															Apr. 02, 2014
Reduced credit available under the Wells Fargo ABL																																														(2,500,000)	(2,500,000)
Company's consolidated earnings (loss) before interest, tax, depreciation, and amortization																																																			$ (20,200,000)
Preferred stock, par value		$ 1,000		$ 0.001		$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001	$ 1,000	$ 0.001		$ 0.001	$ 0.001	$ 0.001